Fair Value Measurements and Marketable Securities Available For Sale - Schedule Of Available for sale Securities Maturity on Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures And Available For Sale Securities [Line Items]
Due With in one year, Amortized Cost	$ 54,013	$ 41,669
Due after one year through five years, Amortized Cost	131,796	144,328
Total, Amortized Cost	185,809	185,997
U.S. Government And Government Agency Securities [Member]
Fair Value Disclosures And Available For Sale Securities [Line Items]
Due With in one year, Amortized Cost	30,895	23,881
Due after one year through five years, Amortized Cost	60,957	74,299
Total, Amortized Cost	91,852	98,180
Corporate Bonds [Member]
Fair Value Disclosures And Available For Sale Securities [Line Items]
Due With in one year, Amortized Cost	23,118	17,788
Due after one year through five years, Amortized Cost	70,839	70,029
Total, Amortized Cost	$ 93,957	$ 87,817